CONCENTRATIONS	12 Months Ended
Jun. 30, 2021
CONCENTRATIONS
CONCENTRATIONS

NOTE 23. CONCENTRATIONS

For the year ended June 30, 2019, CNPC represented 39% and another two customers represented 24% and 12% of the Company’s revenue, respectively. At June 30, 2019, CNPC accounted for 31% and another three customers accounted for 18%, 14% and 10% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2020, CNPC represented 39% and another two customers represented 31% and 17% of the Company’s revenue, respectively. At June 30, 2020, CNPC accounted for 36% and another two customers accounted for 11% and 10% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2021, CNPC represented 39%, SINOPEC represented 22% of the Company’s revenue, respectively. At June 30, 2021, CNPC accounted for 29%, SINOPEC represented 13% and another two customers accounted for 19% and 14% of the Company’s trade accounts receivable, net, respectively.